Expense Example (Invesco Conservative Allocation Fund, Class Institutional, Invesco Conservative Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Invesco Conservative Allocation Fund | Class Institutional, Invesco Conservative Allocation Fund
Expense Example:
Expense Example, By Year, Column [Text]	Institutional Class
1 Year	$ 86
3 Years	283
5 Years	497
10 Years	$ 1,113